Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
FAIR VALUE MEASUREMENTS
In accordance with the provisions of ASC 820, the following tables provide the valuation hierarchy classification of assets and liabilities that are carried at fair value and measured on a recurring and non-recurring basis in our Consolidated Balance Sheet as of December 31, 2016 and 2015:

2016 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$987	$987	$—	$—
Derivative assets	170	—	170	—
Derivative liabilities	(354)	—	(354)	—

2015 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$951	$951	$—	$—
Derivative assets	101	—	101	—
Derivative liabilities	(533)	—	(533)	—

During 2015, we recorded net gains of approximately $126 million as a result of a fair value adjustment related to the acquisition of a controlling interest in a UTC Climate, Controls & Security joint venture investment, and an impairment charge of $61 million, related to certain assets held for sale by UTC Aerospace Systems.
Valuation Techniques. Our available-for-sale securities include equity investments that are traded in active markets, either domestically or internationally and are measured at fair value using closing stock prices from active markets. Our derivative assets and liabilities include foreign exchange contracts and commodity derivatives that are measured at fair value using internal models based on observable market inputs such as forward rates, interest rates, our own credit risk and our counterparties' credit risks. As of December 31, 2016, there were no significant transfers in and out of Level 1 and Level 2.
As of December 31, 2016, there has not been any significant impact to the fair value of our derivative liabilities due to our own credit risk. Similarly, there has not been any significant adverse impact to our derivative assets based on our evaluation of our counterparties' credit risks.
The following table provides carrying amounts and fair values of financial instruments that are not carried at fair value at December 31, 2016 and 2015:

	December 31, 2016		December 31, 2015
(dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term receivables	$127	$121	$122	$107
Customer financing notes receivable	437	420	403	403
Short-term borrowings	(600)	(600)	(926)	(926)
Long-term debt (excluding capitalized leases)	(23,280)	(25,110)	(19,476)	(21,198)
Long-term liabilities	(457)	(427)	(458)	(419)

The following table provides the valuation hierarchy classification of assets and liabilities that are not carried at fair value in our Consolidated Balance Sheet as of December 31, 2016:

(dollars in millions)	Total	Level 1	Level 2	Level 3
Long-term receivables	$121	$—	$121	$—
Customer financing notes receivable	420	—	420	—
Short-term borrowings	(600)	—	(522)	(78)
Long-term debt (excluding capitalized leases)	(25,110)	—	(24,906)	(204)
Long-term liabilities	(427)	—	(427)	—